Restructuring - Summary of Liabilities Recognized Related to Restructuring Plan (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
2021 Restructuring Plan [Member]
Restructuring Cost And Reserve [Line Items]
Additions	$ 32.1
Ending Balance	32.1
Expense estimated to be recognized for the Restructuring Plan	240.0
2021 Restructuring Plan [Member] | Employee Termination Benefits [Member]
Restructuring Cost And Reserve [Line Items]
Additions	19.5
Ending Balance	19.5
Expense estimated to be recognized for the Restructuring Plan	62.0
2021 Restructuring Plan [Member] | Contract Termination [Member]
Restructuring Cost And Reserve [Line Items]
Additions	2.3
Ending Balance	2.3
Expense estimated to be recognized for the Restructuring Plan	167.0
2021 Restructuring Plan [Member] | Other Restructuring [Member]
Restructuring Cost And Reserve [Line Items]
Additions	10.3
Ending Balance	10.3
Expense estimated to be recognized for the Restructuring Plan	11.0
2019 Restructuring Plan [Member]
Restructuring Cost And Reserve [Line Items]
Additions	75.0	$ 98.5	$ 34.5
Cash payments	(105.8)	(62.5)	(8.1)
Foreign currency exchange rate changes	(1.7)	1.4
Ending Balance	31.3	63.8	26.4
Expense estimated to be recognized for the Restructuring Plan	360.0
Expense incurred since the start of the 2019 Restructuring Plan	208.0
2019 Restructuring Plan [Member] | Employee Termination Benefits [Member]
Restructuring Cost And Reserve [Line Items]
Additions	7.3	49.6	22.3
Cash payments	(28.7)	(35.5)
Foreign currency exchange rate changes	(1.6)	1.4
Ending Balance	14.8	37.8	22.3
Expense estimated to be recognized for the Restructuring Plan	175.0
Expense incurred since the start of the 2019 Restructuring Plan	79.2
2019 Restructuring Plan [Member] | Contract Termination [Member]
Restructuring Cost And Reserve [Line Items]
Additions	18.5	15.8
Cash payments	(12.9)	(4.9)
Ending Balance	16.5	10.9
Expense estimated to be recognized for the Restructuring Plan	40.0
Expense incurred since the start of the 2019 Restructuring Plan	34.3
2019 Restructuring Plan [Member] | Other Restructuring [Member]
Restructuring Cost And Reserve [Line Items]
Additions	49.2	33.1	12.2
Cash payments	(64.2)	(22.1)	(8.1)
Foreign currency exchange rate changes	(0.1)	0.0
Ending Balance	0.0	$ 15.1	$ 4.1
Expense estimated to be recognized for the Restructuring Plan	145.0
Expense incurred since the start of the 2019 Restructuring Plan	$ 94.5